Finance income/(costs) - Schedule of Finance Cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs Disclosure [Abstract]
Interest expenses on shareholder loans	€ 0	€ 0	€ (1,743)
Interest expenses on borrowings	(28,116)	(23,364)	(12,139)
Loss on the old facility modification	0	0	(1,730)
Loss on the old facility extinguishment	0	0	(2,832)
Finance costs on borrowings	(28,116)	(23,364)	(18,444)
Interest expenses on lease liabilities	(6,159)	(3,678)	(1,777)
Fair value gains/(losses) on derivatives	(2,533)	(5,497)	5,507
Fair value gains/(losses) on public warrant liabilities	0	(6,273)	19,964
Fair value gains/(losses) on private placement warrant liabilities	0	0	7,139
Other finance income/(costs)	1,381	480	0
Exchange differences – net	(1,117)	523	(2,069)
Finance income/(costs)	€ (36,544)	€ (37,809)	€ 10,320